Consolidated Schedule of Investments (unaudited)
February 29, 2024
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 0.0%
Hofseth BioCare ASA(a)	1,454,592	$ 321,834
Capital Markets — 0.2%
Agronomics Ltd.(a)	9,219,540	1,093,956
Chemicals — 1.3%
Albemarle Corp.	7,622	1,050,693
CF Industries Holdings, Inc.	18,098	1,460,871
DSM-Firmenich AG	12,116	1,298,453
Givaudan SA, Registered Shares	240	1,007,026
Nutrien Ltd.	24,822	1,296,701
Robertet SA(b)	1,764	1,496,627
Symrise AG	8,425	862,152
		8,472,523
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	2,520	1,874,603
Grocery Outlet Holding Corp.(a)(b)	43,315	1,117,094
HelloFresh SE(a)	36,558	507,476
Koninklijke Ahold Delhaize NV	38,665	1,151,516
		4,650,689
Containers & Packaging — 1.3%
Avery Dennison Corp.	8,393	1,817,336
Crown Holdings, Inc.	15,238	1,167,535
FP Corp.	55,100	1,011,487
Graphic Packaging Holding Co.	82,767	2,147,804
Smurfit Kappa Group PLC	47,272	2,020,383
		8,164,545
Energy Equipment & Services — 1.6%
ARC Resources Ltd.	102,156	1,741,052
NOV, Inc.	32,474	548,811
Patterson-UTI Energy, Inc.	39,935	462,048
Schlumberger NV	69,209	3,344,871
TechnipFMC PLC	86,967	1,886,314
Tenaris SA	64,911	1,152,916
Weatherford International PLC(a)	10,671	1,094,951
		10,230,963
Food Products — 2.3%
Barry Callebaut AG, Registered Shares	1,028	1,444,184
Bunge Global SA	19,992	1,886,645
China Mengniu Dairy Co. Ltd.	709,000	1,772,743
Darling Ingredients, Inc.(a)	14,530	614,764
Kerry Group PLC, Class A	11,461	1,006,412
Maple Leaf Foods, Inc.	83,357	1,418,202
Nestlé SA, Registered Shares	20,544	2,130,766
Salmar ASA	20,048	1,273,240
SunOpta, Inc.(a)	205,001	1,441,157
Tate & Lyle PLC	227,520	1,724,627
		14,712,740
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	10,661	906,292
Union Pacific Corp.	5,424	1,376,014
		2,282,306
Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC	75,477	2,070,985
Machinery — 1.2%
Ag Growth International, Inc.	37,395	1,558,734
AGCO Corp.	14,629	1,604,801
Deere & Co.	2,362	862,248
Epiroc AB, Class A	27,968	507,679
Security	Shares	Value
Machinery (continued)
John Bean Technologies Corp.	19,600	$ 1,989,008
Marel HF	329,424	1,142,893
		7,665,363
Metals & Mining — 21.0%
Agnico Eagle Mines Ltd.	133,537	6,404,541
Alamos Gold, Inc., Class A	238,539	2,813,992
Alcoa Corp.	21,099	574,104
Allied Gold Corp.(a)	230,870	503,537
Anglo American PLC	93,421	2,012,940
Anglogold Ashanti PLC(b)	123,368	2,295,879
Antofagasta PLC	21,565	495,461
ArcelorMittal SA	68,808	1,794,885
Artemis Gold, Inc.(a)	116,847	610,430
Aurubis AG	3,222	204,303
B2Gold Corp.	696,208	1,677,486
Barrick Gold Corp.	607,333	8,903,502
Bellevue Gold Ltd.(a)	1,692,938	1,672,665
BHP Group Ltd.	259,573	7,441,004
Blackstone Minerals Ltd.(a)(b)	1,192,061	44,941
BlueScope Steel Ltd.	31,536	468,956
Capstone Copper Corp.(a)	159,716	837,916
Centerra Gold, Inc.	407,561	2,045,087
Chalice Mining Ltd.(a)	188,226	138,336
Challenger Gold Ltd.(a)(b)	2,087,377	111,257
Champion Iron Ltd.	173,521	873,703
De Grey Mining Ltd.(a)	964,116	788,165
Develop Global Ltd.(a)(b)	630,468	998,957
Dundee Precious Metals, Inc.	212,243	1,435,649
Eldorado Gold Corp.(a)	57,641	598,890
Emerald Resources NL(a)(b)	398,904	716,196
Endeavour Mining PLC	226,357	3,721,051
ERO Copper Corp.(a)	41,976	715,091
First Quantum Minerals Ltd.	62,933	595,873
Foran Mining Corp.(a)	283,137	815,728
Franco-Nevada Corp.	32,740	3,427,791
Freeport-McMoRan, Inc.	112,789	4,264,552
Fresnillo PLC	26,823	154,355
Glencore PLC	1,276,395	6,068,151
Gold Fields Ltd., ADR	244,444	3,187,550
Iluka Resources Ltd.	91,184	406,503
Ivanhoe Electric, Inc.(a)	27,412	202,849
Ivanhoe Mines Ltd., Class A(a)(b)	202,604	2,154,202
Kinross Gold Corp.	627,685	3,071,015
Lithium Royalty Corp.(a)	58,150	303,358
Lundin Gold, Inc.	179,755	2,094,040
Lundin Mining Corp.	209,265	1,654,506
Lynas Rare Earths Ltd.(a)	260,881	992,629
MAG Silver Corp.(a)	151,238	1,259,249
Metals Acquisition Ltd.(a)	9,000	106,830
Metals Acquisition Ltd. (Acquired 06/13/23, cost $1,287,000)(a)(c)	128,700	1,527,669
Metals Acquisition Ltd. (Acquired 10/13/23, cost $55,011)(a)(c)	5,001	59,362
Mineral Resources Ltd.	32,100	1,392,956
Newmont Corp.	141,908	4,434,625
Nickel Industries Ltd.	1,014,723	466,173
Norsk Hydro ASA	397,721	2,041,403
Northern Star Resources Ltd.	618,038	5,137,547
Nucor Corp.	19,541	3,757,734
Osisko Gold Royalties Ltd.	144,461	2,109,728
Osisko Mining, Inc.(a)	676,988	1,237,100
Pan American Silver Corp.	191,987	2,382,559

Consolidated Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Polymetal International PLC(a)(d)	381,486	$ 42
Polyus PJSC(a)(d)	46,252	5
Predictive Discovery Ltd.(a)	4,906,393	621,885
Rio Tinto PLC	100,753	6,463,342
Rupert Resources Ltd.(a)	92,954	210,271
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(c)	91,372	206,692
Sibanye Stillwater Ltd.	198,077	204,156
Sigma Lithium Corp.(a)(b)	78,784	1,134,898
Skeena Resources Ltd.(a)(b)	196,464	723,811
Sociedad Minera Cerro Verde SAA	20,391	795,453
Solaris Resources, Inc.(a)	82,723	224,918
Solaris Resources, Inc.(a)	39,000	106,038
SSAB AB, B Shares	123,783	969,281
Steel Dynamics, Inc.	13,198	1,766,156
Stelco Holdings, Inc.	32,643	970,523
Teck Resources Ltd., Class B	31,518	1,211,114
Titan Mining Corp.	98,486	18,142
Titan Mining Corp.(a)	20,773	3,827
Torex Gold Resources, Inc.(a)	165,285	1,729,394
Trident Royalties PLC(a)	835,581	369,164
Vale SA, ADR	351,839	4,718,161
Wheaton Precious Metals Corp.	200,954	8,281,588
		136,933,822
Oil, Gas & Consumable Fuels — 17.4%
BP PLC	1,429,225	8,303,900
Cameco Corp.	49,574	2,009,234
Canadian Natural Resources Ltd.	76,649	5,339,422
Cenovus Energy, Inc.	117,630	2,049,847
Cheniere Energy, Inc.	25,297	3,926,094
Chevron Corp.	70,338	10,692,079
ConocoPhillips	63,717	7,170,711
Diamondback Energy, Inc.	18,564	3,388,301
EOG Resources, Inc.	35,185	4,027,275
Exxon Mobil Corp.	192,534	20,123,654
Gazprom PJSC(a)(d)	712,200	78
Hess Corp.	28,567	4,163,640
Kosmos Energy Ltd.(a)	165,899	1,018,620
Marathon Petroleum Corp.	29,312	4,960,470
Pembina Pipeline Corp.	78,702	2,738,898
Permian Resources Corp., Class A	85,300	1,327,268
Shell PLC	423,491	13,098,508
TC Energy Corp.	91,346	3,613,052
TotalEnergies SE	84,191	5,366,267
Tourmaline Oil Corp.	38,667	1,749,937
Valero Energy Corp.	23,941	3,386,694
Williams Cos., Inc. (The)	127,786	4,592,629
Woodside Energy Group Ltd.	11,387	224,652
		113,271,230
Personal Care Products — 0.3%
Jamieson Wellness, Inc.(e)	82,279	1,872,747
Pharmaceuticals — 0.7%
Eli Lilly & Co.	1,608	1,211,917
Novo Nordisk A/S, Class B	11,257	1,343,700
Zoetis, Inc., Class A	10,113	2,005,711
		4,561,328
Professional Services — 0.2%
SGS SA, Registered Shares	14,974	1,437,833
Security	Shares	Value
Trading Companies & Distributors — 0.2%
Beijer Ref AB, Class B	72,819	$ 1,025,408
Total Common Stocks — 49.0% (Cost: $270,406,701)		318,768,272
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)(d)	11,812	—
Total Rights — 0.0% (Cost: $ —)		—
Warrants(a)
Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 06/01/24, Strike Price GBP 0.28)	3,014,355	38
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/08/24, Strike Price GBP 0.30)	3,909,350	50
		88
Total Warrants — 0.0% (Cost: $0)		88
Total Long-Term Investments — 49.0% (Cost: $270,406,701)		318,768,360
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(f)(g)	3,796,035	3,796,035
SL Liquidity Series, LLC, Money Market Series, 5.98%(f)(g)(h)	7,950,569	7,953,749
		11,749,784
		Par (000)
U.S. Treasury Obligations(i) — 48.4%
U.S. Treasury Bills
5.49%, 04/11/24	USD	79,000	78,524,947
5.28%, 05/09/24		61,000	60,385,895
5.32%, 05/16/24		48,000	47,469,317
5.28%, 06/06/24		56,000	55,213,869
5.18%, 07/05/24		30,000	29,458,725
5.24%, 08/29/24		45,000	43,843,863
			314,896,616
Total Short-Term Securities — 50.2% (Cost: $326,669,817)			326,646,400
Total Investments — 99.2% (Cost: $597,076,518)			645,414,760
Other Assets Less Liabilities — 0.8%			5,485,825
Net Assets — 100.0%			$ 650,900,585
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,793,723, representing 0.3% of its net assets as of period end, and an original cost of $1,657,619.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Consolidated Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Commodity Strategies Fund
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 7,558,334	$ —	$ (3,762,299)(a)	$ —	$ —	$ 3,796,035	3,796,035	$ 234,196	$ —
SL Liquidity Series, LLC, Money Market Series	13,698,222	—	(5,749,270)(a)	8,608	(3,811)	7,953,749	7,950,569	281,452(b)	—
				$ 8,608	$ (3,811)	$ 11,749,784		$ 515,648	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	03/14/24	USD	12,039	$ (1,921,938)	$ —	$ (1,921,938)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	04/01/24	USD	16,182	(2,663,282)	—	(2,663,282)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	04/01/24	USD	764	35,988	—	35,988
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	05/02/24	USD	1,840	(231,873)	—	(231,873)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	05/02/24	USD	1,649	(190,620)	—	(190,620)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	05/02/24	USD	857	44,695	—	44,695
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	06/10/24	USD	11,528	(1,411,684)	—	(1,411,684)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	06/10/24	USD	2,667	105,157	—	105,157
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/01/24	USD	7,747	(174,670)	—	(174,670)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Societe Generale SA	07/01/24	USD	15,358	(1,984,523)	—	(1,984,523)

Consolidated Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/01/24	USD	15,412	$ 140,643	$ —	$ 140,643
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/19/24	USD	76,402	(7,222,671)	—	(7,222,671)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/19/24	USD	51,542	(1,765,006)	—	(1,765,006)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	07/19/24	USD	10,227	(406,201)	—	(406,201)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	09/03/24	USD	2,712	(85,218)	—	(85,218)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Citibank N.A.	09/25/24	USD	555	(61,178)	—	(61,178)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	Citibank N.A.	09/25/24	USD	207	(4,787)	—	(4,787)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	09/25/24	USD	501	10,060	—	10,060
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	09/25/24	USD	126	(5,687)	—	(5,687)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/02/24	USD	323	(63,317)	—	(63,317)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	10/02/24	USD	76	(2,305)	—	(2,305)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/11/24	USD	8,425	428,813	—	428,813
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/11/24	USD	17,340	(3,040,444)	—	(3,040,444)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	12/02/24	USD	1,316	(981)	—	(981)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	12/02/24	USD	2,186	(78,018)	—	(78,018)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	12/02/24	USD	563	(33,745)	—	(33,745)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	12/02/24	USD	7,722	(934,391)	—	(934,391)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	12/02/24	USD	313	15,738	—	15,738
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	01/03/25	USD	2,237	(15,903)	—	(15,903)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/03/25	USD	2,996	(47,525)	—	(47,525)

Consolidated Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/03/25	USD	1,009	$ (17,717)	$ —	$ (17,717)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/03/25	USD	2,181	(128,819)	—	(128,819)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	01/03/25	USD	312	18,720	—	18,720
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/17/25	USD	8,244	(218,427)	—	(218,427)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/24/25	USD	535	(4,396)	—	(4,396)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	01/24/25	USD	1,168	6,744	—	6,744
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/24/25	USD	1,377	(14,994)	—	(14,994)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/24/25	USD	1,296	(74,277)	—	(74,277)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	01/24/25	USD	260	8,761	—	8,761
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/31/25	USD	311	(2,104)	—	(2,104)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	01/31/25	USD	5,648	(46,406)	—	(46,406)
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	01/31/25	USD	307	4,321	—	4,321
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	02/26/25	USD	13,567	100,927	—	100,927
3-month U.S. Treasury Bill, 5.39%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	02/28/25	USD	17,498	144,371	—	144,371
								$ (21,788,169)	$ —	$ (21,788,169)
(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Consolidated Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 321,834	$ —	$ —	$ 321,834
Capital Markets	1,093,956	—	—	1,093,956
Chemicals	5,304,892	3,167,631	—	8,472,523
Consumer Staples Distribution & Retail	2,991,697	1,658,992	—	4,650,689
Containers & Packaging	5,132,675	3,031,870	—	8,164,545
Energy Equipment & Services	9,078,047	1,152,916	—	10,230,963
Food Products	7,085,395	7,627,345	—	14,712,740
Ground Transportation	2,282,306	—	—	2,282,306
Hotels, Restaurants & Leisure	—	2,070,985	—	2,070,985
Machinery	7,157,684	507,679	—	7,665,363
Metals & Mining	93,021,290	43,912,485	47	136,933,822
Oil, Gas & Consumable Fuels	86,277,825	26,993,327	78	113,271,230
Personal Care Products	1,872,747	—	—	1,872,747
Pharmaceuticals	3,217,628	1,343,700	—	4,561,328
Professional Services	—	1,437,833	—	1,437,833
Trading Companies & Distributors	—	1,025,408	—	1,025,408
Rights	—	—	—	—
Warrants	—	88	—	88
Short-Term Securities
Money Market Funds	3,796,035	—	—	3,796,035
U.S. Treasury Obligations	—	314,896,616	—	314,896,616
	$ 228,634,011	$ 408,826,875	$ 125	637,461,011
Investments valued at NAV(a)				7,953,749
				$ 645,414,760
Derivative Financial Instruments(b)
Assets
Commodity Contracts	$ —	$ 1,064,938	$ —	$ 1,064,938
Liabilities
Commodity Contracts	—	(22,853,107)	—	(22,853,107)
	$ —	$ (21,788,169)	$ —	$ (21,788,169)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
GBP	British Pound
USD	United States Dollar

Consolidated Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Commodity Strategies Fund
Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CVR	Contingent Value Rights
OTC	Over-the-Counter